   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-207340-01

   Central Index Key Number of Issuing entity:  0001706060

UBS Commercial Mortgage Trust 2017-C1

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207340

   Central Index Key Number of depositor:  0001532799

   UBS Commercial Mortgage Securitization Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

   UBS AG

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

   Rialto Mortgage Finance, LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001238163

   Société Générale

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

   CIBC Inc.

   (Exact name of Sponsor as specified in its charter)

   Nicholas Galeone (212) 713-8832

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.

(Depositor)

/s/ David Schell

David Schell, Executive Director

Date:  July 31, 2017

/s/   Nicholas Galeone

Nicholas Galeone, Executive Director

Date:  July 31, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document